Vanguard Intermediate-Term Treasury Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard Intermediate-Term Treasury Index Fund - Institutional Shares	Feb. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39